INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income tax computed at applicable tax rates	21.00%	21.00%	21.00%
Entitlement of income tax refund, description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Income tax exemption	4 years
Cumulative temporary differences of investments in foreign subsidiaries	$ 0	$ 0
Unrecognized deferred tax liabilities	0	0
Provision for uncertainty in income taxes	0	0	$ 0
Provision for income tax	$ 0	$ 0	$ 0
Shenzhen Kaisheng
INCOME TAXES
Income tax computed at applicable tax rates	25.00%	25.00%	25.00%
Earliest Tax Year
INCOME TAXES
Net operating losses expiration year	2026
Latest Tax Year
INCOME TAXES
Net operating losses expiration year	2030
Variable Interest Entity, Primary Beneficiary | High-tech Enterprise | Shangmeng Services
INCOME TAXES
Transitional income tax rate period	3 years
UNITED STATES
INCOME TAXES
Income tax computed at applicable tax rates	21.00%	21.00%	21.00%
Curacao
INCOME TAXES
Income tax computed at applicable tax rates	2.00%
MALTA
INCOME TAXES
Income tax computed at applicable tax rates	35.00%
Effective income tax rate reconciliation, percent	5.00%
ETHIOPIA
INCOME TAXES
Income tax computed at applicable tax rates	30.00%
HONG KONG
INCOME TAXES
Net operating losses	$ 83,586
Taxable Income Upto HKD 2000
INCOME TAXES
Income tax computed at applicable tax rates	8.25%
Taxable Income Over HKD 2000
INCOME TAXES
Income tax computed at applicable tax rates	16.50%
CHINA
INCOME TAXES
Net operating losses	$ 24,477
CHINA | Variable Interest Entity, Primary Beneficiary | Youlanguang Technology
INCOME TAXES
Income tax computed at applicable tax rates	25.00%